[Liberty Mutual Logo]

                                  WILLIAM J. O'CONNELL
                                  VICE PRESIDENT AND ASSISTANT GENERAL COUNSEL

                                  175 Berkeley Street, Mail Stop 07F
                                  Boston, MA 02117
                                  Telephone: (617) 574-5808
                                  Fax: (617) 350-8864

VIA EDGAR

May 8, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:      LLAC Variable Account     ("Registrant")
                                    File No. 333-76931

Commissioners:

         Electronically transmitted for filing under the Securities Act of 1933, as amended ("1933 Act"), this filing is made pursuant to Rule 497(j) under the 1933 Act in lieu of the fillings required under paragraphs (b) or (c) of Rule 497.

         I hereby certify that the form of prospectus that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the Registrant's most recent registration statement or amendment (Post-Effective Amendment No. 1) effective on May 1, 2000, five business days prior to the date of this filing, and the text of that most recent registration statement or amendment was filed electronically on April 28, 2000.

         Please address any questions or comments to me at (617) 574-5808.

Very truly yours,


/s/ William J. O'Connell

William J. O'Connell
Vice President and Assistant General Counsel


Liberty Mutual Group
A member of the Liberty Mutual Group